Loans and Obligations - Summary of Changes in the Commercial Notes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans And Obligations [Abstract]
Face value of the notes issued		R$ 80,000
Transaction costs		(974)
Interest expense	R$ 10,841	4,186
Interest paid	(11,975)
Principal paid	(8,889)
Closing balance	73,189	R$ 83,212
Current	21,530
Non-current	R$ 51,659